Statement of Consolidated Cash Flows (Unaudited) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss including noncontrolling interest	$ (371)	$ (1,306)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Loss from discontinued operations	0	238
Loss on divestitures	1	18
Exploratory dry hole expense and unproved leasehold impairments	71	203
Depreciation, depletion, and amortization	678	826
Asset retirement obligation accretion	38	36
Impairments	0	1,912
Provision (benefit) from deferred income taxes	(1)	(1,149)
Other	55	(3)
Changes in operating assets and liabilities:
Receivables	135	247
Inventories	10	22
Drilling advances	(17)	(169)
Deferred charges and other	(117)	(60)
Accounts payable	(75)	(190)
Accrued expenses	(141)	(193)
Deferred credits and noncurrent liabilities	(27)	77
NET CASH PROVIDED BY CONTINUING OPERATING ACTIVITIES	239	509
NET CASH PROVIDED BY DISCONTINUED OPERATIONS	0	60
NET CASH PROVIDED BY OPERATING ACTIVITIES	239	569
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to oil and gas property	(546)	(1,517)
Leasehold and property acquisitions	(19)	(91)
Additions to gas gathering, transmission, and processing facilities	0	(63)
Other, net	10	(72)
NET CASH USED IN CONTINUING INVESTING ACTIVITIES	(555)	(1,743)
NET CASH USED IN DISCONTINUED OPERATIONS	0	(252)
NET CASH USED IN INVESTING ACTIVITIES	(555)	(1,995)
CASH FLOWS FROM FINANCING ACTIVITIES:
Commercial paper and bank credit facilities, net	0	1,028
Distributions to noncontrolling interest	(54)	(21)
Dividends paid	(95)	(94)
Other	2	15
NET CASH PROVIDED BY (USED IN) CONTINUING FINANCING ACTIVITIES		928
NET CASH PROVIDED BY DISCONTINUED OPERATIONS		0
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(147)	928
NET DECREASE IN CASH AND CASH EQUIVALENTS	(463)	(498)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	1,467	679
CASH AND CASH EQUIVALENTS AT END OF PERIOD	1,004	181
SUPPLEMENTARY CASH FLOW DATA:
Interest paid, net of capitalized interest	141	141
Income taxes paid, net of refunds	$ 84	$ 142